Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.21%
Communication services: 9.78%
Entertainment: 4.97%
Live Nation Entertainment, Inc.†	247,368	$36,988,937
Netflix, Inc.†	55,766	62,394,347
Spotify Technology SA†	54,712	35,853,868
TKO Group Holdings, Inc. Class A	243,860	45,943,224
		181,180,376
Interactive media & services: 4.81%
Alphabet, Inc. Class A	623,698	175,377,640
Consumer discretionary: 14.81%
Broadline retail: 6.02%
Amazon.com, Inc.†	696,804	170,173,473
MercadoLibre, Inc.†	21,106	49,119,149
		219,292,622
Diversified consumer services: 0.48%
Adtalem Global Education, Inc.†	178,301	17,477,064
Hotels, restaurants & leisure: 4.31%
Booking Holdings, Inc.	10,006	50,807,866
DoorDash, Inc. Class A†	264,859	67,372,184
Royal Caribbean Cruises Ltd.	135,858	38,968,150
		157,148,200
Household durables: 1.40%
Sony Group Corp. ADR	1,822,602	50,832,370
Specialty retail: 2.60%
Carvana Co. Class A†	97,644	29,931,792
Chewy, Inc. Class A†	675,318	22,771,723
O’Reilly Automotive, Inc.†	446,882	42,203,536
		94,907,051
Consumer staples: 1.24%
Consumer staples distribution & retail: 1.24%
Walmart, Inc.	446,692	45,196,297
Financials: 8.27%
Capital markets: 3.96%
Coinbase Global, Inc. Class A†	116,342	39,996,053
KKR & Co., Inc.	224,209	26,530,651
LPL Financial Holdings, Inc.	75,904	28,639,338
Robinhood Markets, Inc. Class A†	335,960	49,312,209
		144,478,251
Financial services: 4.31%
Affirm Holdings, Inc.†	301,355	21,661,397
Equitable Holdings, Inc.	560,325	27,680,055
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	131,212	$72,427,712
Visa, Inc. Class A	103,584	35,295,212
		157,064,376
Health care: 10.92%
Biotechnology: 3.64%
Alnylam Pharmaceuticals, Inc.†	75,505	34,433,300
Argenx SE ADR†	52,154	42,688,049
Bridgebio Pharma, Inc.†	398,026	24,932,349
Natera, Inc.†	153,502	30,536,153
		132,589,851
Health care equipment & supplies: 1.83%
Boston Scientific Corp.†	435,531	43,866,682
Penumbra, Inc.†	100,400	22,827,948
		66,694,630
Health care providers & services: 2.34%
Cencora, Inc.	147,210	49,729,010
RadNet, Inc.†	467,954	35,559,825
		85,288,835
Pharmaceuticals: 3.11%
AstraZeneca PLC ADR	327,086	26,951,886
Eli Lilly & Co.	100,031	86,312,749
		113,264,635
Industrials: 10.90%
Aerospace & defense: 4.66%
Carpenter Technology Corp.	145,126	45,845,303
Curtiss-Wright Corp.	73,146	43,575,266
General Electric Co.	184,707	57,065,228
Kratos Defense & Security Solutions, Inc.†	258,221	23,394,823
		169,880,620
Building products: 1.15%
Johnson Controls International PLC	366,775	41,955,392
Construction & engineering: 2.83%
EMCOR Group, Inc.	82,773	55,936,338
Quanta Services, Inc.	104,546	46,954,745
		102,891,083
Machinery: 0.96%
Symbotic, Inc. Class A†	433,328	35,077,902
Professional services: 1.30%
UL Solutions, Inc. Class A	606,719	47,245,209
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Information technology: 40.37%
Communications equipment: 2.23%
Arista Networks, Inc.†	482,366	$76,064,294
Motorola Solutions, Inc.	13,263	5,394,195
		81,458,489
IT services: 4.46%
Cloudflare, Inc. Class A†	204,243	51,734,752
Shopify, Inc. Class A†	364,475	63,367,623
Snowflake, Inc.†	172,543	47,428,620
		162,530,995
Semiconductors & semiconductor equipment: 17.88%
Broadcom, Inc.	510,088	188,543,827
Monolithic Power Systems, Inc.	51,989	52,248,945
NVIDIA Corp.	1,726,539	349,606,882
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	203,818	61,233,042
		651,632,696
Software: 15.80%
AppLovin Corp. Class A†	96,703	61,631,723
Cadence Design Systems, Inc.†	88,243	29,887,022
Fair Isaac Corp.†	22,995	38,160,892
Guidewire Software, Inc.†	113,215	26,451,553
Microsoft Corp.	575,476	297,987,228
Oracle Corp.	301,327	79,131,483
ServiceNow, Inc.†	40,211	36,965,168
Varonis Systems, Inc. Class B†	155,808	5,489,116
		575,704,185
Materials: 1.06%
Construction materials: 1.06%
Vulcan Materials Co.	133,254	38,577,033
Utilities: 0.86%
Independent power and renewable electricity producers: 0.86%
Talen Energy Corp.†	78,736	31,477,078
Total common stocks (Cost $2,005,840,221)		3,579,222,880

		Yield
Short-term investments: 1.58%
Investment companies: 1.58%
Allspring Government Money Market Fund Select Class♠∞		4.06%	57,747,939	57,747,939
Total short-term investments (Cost $57,747,939)				57,747,939
Total investments in securities (Cost $2,063,588,160)	99.79%			3,636,970,819
Other assets and liabilities, net	0.21			7,573,430
Total net assets	100.00%			$3,644,544,249

See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,737,496	$308,259,604	$(311,249,161)	$0	$0	$57,747,939	57,747,939	$543,617
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Growth Fund | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$356,558,016	$0	$0	$356,558,016
Consumer discretionary	539,657,307	0	0	539,657,307
Consumer staples	45,196,297	0	0	45,196,297
Financials	301,542,627	0	0	301,542,627
Health care	397,837,951	0	0	397,837,951
Industrials	397,050,206	0	0	397,050,206
Information technology	1,471,326,365	0	0	1,471,326,365
Materials	38,577,033	0	0	38,577,033
Utilities	31,477,078	0	0	31,477,078
Short-term investments
Investment companies	57,747,939	0	0	57,747,939
Total assets	$3,636,970,819	$0	$0	$3,636,970,819
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Growth Fund